                           PART C: OTHER INFORMATION

ITEM 23. EXHIBITS

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted.

    (a) 1. Second Amended and Restated Master Trust Agreement, dated August 16, 2000, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-1A dated December 29, 2000 (EDGAR Accession No. 0000902042-00-500002).

        2. Amendment No. 1 to the Second Amended and Restated Master Trust Agreement, dated May 16, 2002 (EDGAR Accession No.
            0000902042-04-000005).

        3. Amendment No. 2 to the Second Amended and Restated Master Trust Agreement, dated January 12, 2005 (EDGAR Accession No. 0000902042-05-000004).

    (b) By-laws incorporated by reference to initial registration statement dated April 15, 1993 (EDGAR Accession No. 0000902042-98-000006).

    (c) Instruments Defining Rights of Security Holders. Not applicable.

    (d) 1. Advisory Agreement between Registrant and U.S. Global Investors, Inc., dated September 21, 1994, incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-1A dated May 28, 1996 (EDGAR Accession No.
            0000902042-96-000046).

        2. Amendment dated November 15, 1996, to Advisory Agreement between Registrant and U.S. Global Investors, Inc. to add MegaTrends Fund, incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-1A dated June 21, 1996 (EDGAR Accession No. 0000902042-96-000046).

        3. Amendment dated February 28, 1997, to Advisory Agreement between Registrant and U.S. Global Investors, Inc. to add Regent Eastern European Fund, (now known as Eastern European Fund) incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-1A dated December 24, 1996 (EDGAR Accession No. 0000902042-96-000083).

        4. Amendment dated January 28, 2005, to Advisory Agreement between Registrant and U.S. Global Investors, Inc. to add Global Emerging Markets Fund (EDGAR Accession No. 0000902042-05-000006).

        5. Sub-Advisory Agreement among Registrant, U.S. Global Investors, Inc., and Money Growth Institute, Inc. (now known as Leeb Capital Management, Inc.) dated November 15, 1996, incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-1A dated June 21, 1996 (EDGAR Accession No. 0000902042-96-000046).

        6. Sub-Advisory Agreement among Registrant U.S. Global Investors, Inc. and Charlemagne Capital (IOM) Limited on behalf of the Eastern European Fund, dated August 31, 2006 (EDGAR Accession No. 000902042-07-000004).

        7. Sub-Advisory Agreement among Registrant U.S. Global Investors, Inc. and Charlemagne Capital (IOM) Limited on behalf of the Global Emerging Markets Fund dated August 31, 2006 (EDGAR Accession No. 000902042-07-000004).

    (e) 1. Distribution Agreement dated September 3, 1998, between Registrant and U.S. Global Brokerage, Inc. incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-1A dated March 1, 1999 (EDGAR Accession No.
            0000902042-99-000003).

        2. Specimen Selling Group Agreement between principal underwriter and dealers incorporated by reference to Post-Effective Amendment No. 15 dated March 1, 1999, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-1A dated December 29, 2000 (EDGAR Accession No.
            0000902042-99-000003).

        3. Amendment dated September 30, 2004, to the Distribution Agreement dated September 3, 1998, between Registrant and U.S. Global Brokerage, Inc. (EDGAR Accession No. 0000902042-05-000004).

        4. Specimen Dealer Agreement (Type 2) between principal underwriter and brokers, incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-1A dated February 28, 2003 (EDGAR Accession No. 0000902042-03-000002).

        5. Specimen Bank/Trust Agreement (Type 2) between principal underwriter and brokers, incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-1A dated February 28, 2003 (EDGAR Accession No.
            0000902042-03-000002).

    (f) Bonus or Profit Sharing Contracts. Not applicable.

    (g) 1. Custodian Agreement dated November 1, 1999, between Registrant and Brown Brothers Harriman & Co. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-1A dated January 29, 1998 (EDGAR Accession No.
            0000902042-98-000006).

        2. Amendment dated May 14, 1999, to Custodian Agreement dated November 1, 1997, between Registrant and Brown Brothers Harriman & Co., incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-1A dated February 29, 2000 (EDGAR Accession No. 0000902042-00-000004).

        3. Amendment dated June 30, 2001, to Custodian Agreement dated November 1, 1997, between Registrant and Brown Brothers Harriman & Co., incorporated by reference to U.S. Global Investors, Inc. Annual Report on Form 10-K dated September 28, 2001 (EDGAR Accession No. 0000754811-01-500016).

        4. Appendix A to Custodian Agreement dated November 1, 1997, between Registrant and Brown Brothers Harriman & Co. incorporated by reference to U.S. Global Investors, Inc. Annual Report on Form 10-K dated September 28, 2001 (EDGAR Accession No.
            0000754811-01-500016).

        5. Amendment dated February 16, 2001, to Appendix B of the Custodian Agreement dated November 1, 1997, between Registrant and Brown Brothers Harriman & Co. incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-1A dated February 28, 2001 (EDGAR Accession No.
            0000902042-01-500005).

        6. Amendment dated September 30, 2004 to Custodian Agreement dated November 1, 1997, between Registrant and Brown Brothers Harriman & Co. (EDGAR Accession No. 0000902042-05-000004).

        7. Amendment dated April 23, 2006 to Custodian Agreement dated November 1, 1997, between Registrant and Brown Brothers Harriman & Co. (EDGAR Accession No. 000902042-07-000004).

    (h) 1. Transfer Agent Agreement between Registrant and United Shareholder Services, Inc. dated December 15, 2000, incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-1A dated February 28, 2001 (EDGAR Accession No.
            0000902042-01-500005).

        2. Amendment dated September 30, 2004, to Transfer Agent Agreement between Registrant and United Shareholder Services, inc. dated December 15, 2000 (EDGAR Accession No. 0000902042-05-000004).

        3. Expense Cap Agreement between U.S. Global Investors, Inc. and U.S. Global Accolade Funds dated February 28, 2007 included herein.

    (i) Opinion and consent of Susan B. McGee, Esq., counsel to the Registrant included herein.

    (j) Consent of independent registered public accounting firm, KPMG LLP included herein.

    (k) Omitted Financial Statements. Not applicable.

    (l) Initial Capital Agreements. Not applicable.

    (m) 1. Bonnel Growth Fund Distribution Plan pursuant to Rule 12b-a adopted September 21, 1994, and revised August 25, 2000, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-1A dated December 29, 2000 (EDGAR Accession No. 0000902042-00-500002).

        2. MegaTrends Fund Distribution Plan pursuant to Rule 12b-1 adopted May 22, 1996, and revised August 25, 2000, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-1A dated December 29, 2000 (EDGAR Accession No. 0000902042-00-500002).

        3. Regent Eastern European Fund Distribution Plan pursuant to Rule 12b-1 adopted February 28, 1997, and revised August 25, 2000, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-1A dated December 29, 2000 (EDGAR Accession No. 0000902042-00-500002).

        4. Global Emerging Markets Fund Distribution Plan pursuant to Rule 12b-1 adopted September 30, 2004 (EDGAR Accession No.
            0000902042-05-000004).

    (n) Rule 18f-3 Plan. Not applicable.

    (o) Reserved.

    (p) 1. Registrant's Code of Ethics, adopted May 22, 1996, amended August 25, 2000, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-1A dated December 29, 2000, (EDGAR Accession No. 0000902042-00-500002).

        2. Registrant's Code of Ethics, adopted May 22, 1996, amended January 28, 2005, incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-1A dated February 28, 2005, (EDGAR Accession No. 0000902042-05-000013).

    (q) Power of Attorney dated December 18, 1998, incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-1A dated December 30, 1998 (EDGAR Accession No.
        0000902042-98-000044).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable.

ITEM 25. INDEMNIFICATION

Under Article VI of the Registrant's Second Amended and Restated Master Trust Agreement, the Trust shall indemnify (from the assets of the Sub-Trust or class thereof or Sub-Trusts or classes thereof in question) each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined in one of the manners described below, that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as ("Disabling Conduct"). A determination that the Covered Person is entitled to indemnification, despite allegations of Disabling Conduct may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe the Covered Party ultimately will be found to be entitled to indemnification.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Information pertaining to business and other connections of Registrant's investment adviser is incorporated by reference to the Prospectus and Statement of Additional Information contained in Parts A and B of this Registration Statement at the sections entitled "Fund Management" in the Prospectus and "Investment Advisory Services" in the Statement of Additional Information.

ITEM 27. PRINCIPAL UNDERWRITERS

    (a) U.S. Global Brokerage, Inc., a wholly owned subsidiary of U.S. Global Investors, Inc., is registered as a limited-purpose broker/dealer for the purpose of distributing U.S. Global Investors Funds and U.S. Global Accolade Funds shares, effective September 3, 1998.

    (b) The following table lists, for each director and officer of U.S. Global Brokerage, Inc., the information indicated.

        NAME AND PRINCIPAL                    POSITIONS AND OFFICES             POSITIONS AND OFFICES
        BUSINESS ADDRESS                      WITH UNDERWRITER                  WITH REGISTRANT
        ----------------------------------------------------------------------------------------------
        Shannon F. Neill                      Director                          Vice President,
        7900 Callaghan Road                   President                         Shareholder Services
        San Antonio, TX 78229

        Catherine A. Rademacher               Chief Financial Officer           Treasurer
        7900 Callaghan Road
        San Antonio, TX 78229

        T. Kelly Niland                       Director,                         Assistant Treasurer
        7900 Callaghan Road                   Portfolio Administration
        San Antonio, TX 78229

        Deanna R. Gunn                        Secretary
        7900 Callaghan Road
        San Antonio, TX 78229

    (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts and records maintained by the Registrant are kept at the Registrant's office located at 7900 Callaghan Road, San Antonio, Texas. All accounts and records maintained by Brown Brothers Harriman & Co. as custodian, fund accountant, and administrator for U.S. Global Accolade Funds are maintained at 40 Water Street, Boston, Massachusetts 02109.

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the city of San Antonio, State of Texas, on the 29th day of December 2006.

                                         U.S. GLOBAL ACCOLADE FUNDS


                                         By:
                                            --------------------------------
                                             Frank E. Holmes
                                             President, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

        SIGNATURE                        TITLE                      DATE
        ---------                        -----                      ----

* /s/ J. Michael Belz
-----------------------------
J. Michael Belz                 Trustee                       February 28, 2007

* /s/ Richard E. Hughs
-----------------------------
Richard E. Hughs                Trustee                       February 28, 2007



-----------------------------
Frank E. Holmes                 Trustee, President,           February 28, 2007
                                Chief Executive Officer
                                Chief Investment Officer
* /s/ Clark R. Mandigo
-----------------------------
Clark R. Mandigo                Trustee                       February 28, 2007



-----------------------------
Susan B. McGee                  Executive Vice President      February 28, 2007
                                Secretary, General Counsel

-----------------------------
Catherine  A.  Rademacher       Treasurer                     February 28, 2007


*BY:
     -------------------------------
     Susan B. McGee
     Attorney-in-Fact under
     Power of Attorney Dated December 18, 1998